Issued Capital (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Capital Issued

(in thousands)	Note	June 30 2025	December 31 2024

Issued capital

Share capital issued and outstanding: 453,954,302 common shares (December 31, 2024: 453,677,299 common shares)	17.1	$3,810,111	$3,798,108

Schedule of Dividends Declared

	Three Months Ended June 30		Six Months Ended June 30

(in thousands, except per share amounts)	2025	2024	2025	2024

Dividends declared per share	$0.165	$0.155	$0.330	$0.310

Average number of shares eligible for dividend	453,933	453,376	453,878	453,334

Total dividends declared	$74,899	$70,273	$149,780	$140,534

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.